FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS

NOTE 8 – FAIR VALUE MEASUREMENTS

The accounting guidance for fair value established a framework for measuring fair value and established a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability at the measurement date. The three levels are defined as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

•	Level 3 – Unobservable inputs in which little or no market activity exists, requiring an entity to develop its own assumptions that market participants would use to value the asset or liability.

The following table presents assets and liabilities measured at fair value on a recurring basis at December 31, 2016 and 2015, all of which represent Level 2 fair value measurements:

	December 31, 2016	December 31, 2015
Assets:
Forward exchange contracts	$1,145	$—

Total assets	$1,145	$—

Liabilities:
Interest rate swaps	$1,984	$3,112
Forward exchange contracts	—	399
Total liabilities	$1,984	$3,511

The fair value of interest rate swaps are measured using quotes obtained from a financial institution for similar financial instruments. The fair value of forward exchange contracts is based on the differential between the contract price and foreign currency exchange rate as of the balance sheet date.

There were no transfers between levels within the fair value hierarchy during the years ended December 31, 2016 and 2015.

Cash and cash equivalents, accounts receivable, deposits, accounts payable and accrued expenses are carried at cost, which approximates fair value given their short-term nature.

The estimated fair value of the Company’s debt, including current maturities, was based on Level 2 inputs, being market quotes or values for similar instruments, and interest rates currently available to the Company for the issuance of debt with similar terms and remaining maturities as a discount rate for the remaining principal payments. The carrying amounts and estimated fair values of our total debt as of December 31, 2016 and 2015 were as follows:

	December 31, 2016	December 31, 2015
Carrying amount, excluding unamortized discount and deferred financing costs	$609,644	$602,089
Fair value	$616,168	$589,783

For fiscal year 2016 and 2015, we did not record any material other-than-temporary impairments on financial assets and liabilities required to be measured at fair value on a nonrecurring basis.